Significant Accounting Policies - Class A ordinary shares subject to possible redemption (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 19, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Balance at the beginning		$ 147,011,758	$ 145,906,254
Re-measurement on Class A ordinary shares subject to possible redemption	$ 20,121,064
Balance at the end			147,011,758	$ 145,906,254
Class A common stock subject to possible redemption
Significant Accounting Policies
Gross proceeds of initial public offering				139,711,628
Proceeds allocated to public warrants				(5,751,494)
Offering costs allocated to Class A Common Stock subject to possible redemption				(8,174,948)
Balance at the beginning		147,011,758	145,906,254
Redemption of Class A ordinary shares		(104,028,741)
Re-measurement on Class A ordinary shares subject to possible redemption		1,726,497	1,105,504	20,121,068
Balance at the end		$ 44,709,514	$ 147,011,758	$ 145,906,254